Interest-bearing loans and borrowings - Narrative (Details)	Mar. 12, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Mar. 18, 2022 USD ($)	Oct. 01, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 06, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 5,641,722,000		$ 2,622,255,000
Front Ocean
Disclosure of detailed information about borrowings [line items]
Payables to related parties			4,500,000
Forward exchange contracts
Disclosure of detailed information about borrowings [line items]
Fair Value - Liabilities			100,000
Unsecured note due 2026 with fixed coupon rate 6.25%
Disclosure of detailed information about borrowings [line items]
Notional Value			200,000,000		200,000,000	$ 200,000,000
Borrowings			200,000,000		200,000,000
Treasury notes
Disclosure of detailed information about borrowings [line items]
Notional Value | €							€ 150,000,000	€ 50,000,000	€ 50,000,000
Borrowings		€ 30,100,000	$ 35,200,000	€ 60,600,000	$ 63,000,000
Treasury notes | Euro interbank offered rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.60%	0.60%
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 300,000,000
Borrowings			$ 1,266,400,000
Sale and leaseback agreement | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings term	7 years
Sale and leaseback agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings term	10 years
Sale and leaseback agreement | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.85%
Sale and leaseback agreement | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Sale and leaseback agreement with purchase option or obligation
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 292,200,000